LEASES Schedule of Lease Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating cash flows from operating leases	$ 7,860
Financing cash flow from finance leases	535
Operating leases	6,782
Financing leases	$ 38